Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Value Fund
Objective
To seek to provide capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 85 of the Fund's statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Waddell & Reed Advisors Value Fund		Class A		Class B		Class C		Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%		none		none		none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		none	[1]	5.00%	[1]	1.00%	[1]	none
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged)	[2]	2.00%		2.00%		2.00%		2.00%
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more at net asset value (NAV) of Class A shares that are redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	within fewer than five days

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Waddell & Reed Advisors Value Fund	Class A	Class B	Class C	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.43%	0.79%	0.60%	0.23%
Total Annual Fund Operating Expenses	1.38%	2.49%	2.30%	0.93%

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Waddell & Reed Advisors Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	707	987	1,287	2,137
Class B	652	1,076	1,426	2,552
Class C	233	718	1,230	2,636
Class Y	95	296	515	1,143

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Waddell & Reed Advisors Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	707	987	1,287	2,137
Class B	252	776	1,326	2,552
Class C	233	718	1,230	2,636
Class Y	95	296	515	1,143

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Waddell & Reed Advisors Value Fund seeks to achieve its objective by investing in the common stocks of primarily large cap companies that Waddell & Reed Investment Management Company (WRIMCO), the Fund's investment manager, believes are undervalued, trading at a significant discount relative to the intrinsic value of the company and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund primarily invests in securities issued by large cap companies (typically, companies with market capitalizations of at least $10 billion), it may invest in securities issued by companies of any size. The Fund seeks to be diversified across economic sectors in an effort to manage risk and to prevent excess volatility.

To identify securities for the Fund, WRIMCO primarily utilizes fundamental, bottom-up research while considering a top-down (assess the market environment) and quantitative analysis. The intrinsic value of companies is primarily determined by WRIMCO based on cash flow generation, but other valuation factors are also considered such as price to earnings and price to book value. WRIMCO also considers a company's asset growth, changes in share count, and changes in working capital. The Fund emphasizes companies which may have a clearly identifiable catalyst that WRIMCO believes will help the company achieve its intrinsic value. The Fund typically holds a small number of stocks.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

WRIMCO will typically sell a stock when, in WRIMCO's opinion, it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIMCO's expectations. WRIMCO also may sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

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Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

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Foreign Market Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company's products or services in foreign markets so that its domicile and/or the markets in which its securities trade may not be reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company's products or services are sold.

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Holdings Risk. The Fund's portfolio tends to be invested in a small number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's NAV than it would if the Fund invested in a larger number of securities.

■

Large Company Risk. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

■	Management Risk. Fund performance is primarily dependent on WRIMCO's skill in evaluating and managing the Fund's portfolio, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund's holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO, undervalued. The value of a security believed by WRIMCO to be undervalued may never reach what is believed to be its full value, or such security's value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and a Lipper peer group (a universe of funds with similar investment objectives). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.waddell.com or call 888.WADDELL for the Fund's updated performance.

 In the period shown in the chart, the highest quarterly return was 19.83% (the third quarter of 2009) and the lowest quarterly return was -18.41% (the fourth quarter of 2008). The Class A return for the year through September 30, 2011 was -16.54%.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns - Waddell & Reed Advisors Value Fund	1 Year	5 Years	10 Years
Class A	11.27%	1.78%	3.96%
Class A Return After Taxes on Distributions	11.27%	1.21%	3.52%
Class A Return After Taxes on Distributions and Sale of Fund Shares	7.33%	1.57%	3.45%
Class B	12.75%	1.80%	3.55%
Class C	16.93%	2.03%	3.64%
Class Y	18.55%	3.48%	5.04%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.50%	1.28%	3.25%
Lipper Large-Cap Value Funds Universe Average (net of fees and expenses)	12.96%	0.88%	2.61%